Related Party Transactions (Details Narrative) (10Q) - USD ($)	Sep. 29, 2017	Sep. 30, 2017
Shares issued, price per share		$ 0.20
J. Jesky [Member]
Stock issued during period, share, restricted stock award, gross	1,000,000
Mark DeStefano [Member]
Stock issued during period, share, restricted stock award, gross	1,000,000
LCNS [Member]
Stock issued during period, share, restricted stock award, gross	2,000,000
Shares issued, price per share	$ 0.005
Stock issued during period, value, restricted stock award, gross	$ 10,000